BASIS OF PRESENTATION	12 Months Ended
Mar. 31, 2018
Notes
BASIS OF PRESENTATION

2.             BASIS OF PRESENTATION

(a)           Statement of Compliance and Basis of presentation

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) issued by the International Accounting Standards Board (“IASB”), and interpretations of the International Financial Reporting Interpretations Committee.

These consolidated financial statements have been prepared on a historical cost basis except for items disclosed herein at fair value.  In addition, these consolidated financial statements have been prepared using the accrual basis of accounting, except for cash flow information.

The Company has only one material operating segment.

These consolidated financial statements were approved and authorized for issue by the Audit Committee and Board of Directors on July 26, 2018.

b)            Consolidation

The consolidated financial statements include the accounts of the Company and,

a.     Portage Services Ltd., a wholly owned subsidiary incorporated in Ontario on January 31, 2011.

b.     Portage Pharmaceuticals Ltd. (“PPL”) a wholly owned subsidiary resulting from a merger on July 23, 2013 and is incorporated under the laws of the British Virgin Islands, as a BVI business company.

c.     EyGen Limited, (“EyGen”) which is a wholly owned subsidiary of PPL, was incorporated on September 20, 2016 under the laws of the BVI.

All inter-company balances and transactions have been eliminated on consolidation.

(c)           Functional and presentation currency

The Company’s functional and presentation currency is US Dollar.

(d)           Use of Estimates and judgments

The preparation of the consolidated financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.

Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected. Significant areas where estimation uncertainty and critical judgments are applied include valuation of financial instruments, research and development costs, fair value used for acquisition, assessment of impairment of investments and measurement of share- based compensation, in the current and prior years.